Reserves for Losses and Loss Adjustment Expenses - Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of period			$ 3,134.3	$ 2,448.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ (1,131.8)	$ (1,164.9)	(1,131.8)	(1,164.9)	$ (1,255.6)	$ (1,108.6)
Net reserves for losses and loss adjustment expenses, beginning of period			1,878.7	1,340.3
Current year	196.7	247.9	874.2	788.5
Prior years	(16.0)	(10.1)	32.4	(145.7)
Total incurred	180.7	237.8	906.6	642.8
Current year			(265.7)	(97.7)
Prior years			(1,355.3)	(251.5)
Total paid			(1,621.0)	(349.2)
Foreign exchange			25.3	2.0
Net reserves for losses and loss adjustment expenses, end of period	1,189.6	1,635.9	1,189.6	1,635.9
Reserves for losses and loss adjustment expenses, end of period	$ 2,321.4	$ 2,800.8	$ 2,321.4	$ 2,800.8